Research and Development Funding Expense - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development funding expense	$ 2,641	$ 7,639	$ 26,289	$ 83,036	$ 392,609
Funding Agreements With Sanofi
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development funding expense	2,600	$ 7,600	18,500	18,200	6,900
Remaining commitment for R&D funding agreement	$ 13,900		$ 16,600
Funding Agreements With Pfizer
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development funding expense				$ 62,800	99,300
Funding Agreement With Immunomedics [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Upfront payment and premium paid					175,000
Funding Agreement With Biohaven [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Upfront payment and premium paid					$ 100,000